Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Loans, including fees	$ 292,514	$ 314,202	$ 335,769
Investment securities:
Taxable	113,650	135,106	185,931
Tax-exempt	10,091	7,240	5,070
Other interest income	1,869	2,221	607
Total interest income	418,124	458,769	527,377
Interest expense:
Savings and interest bearing demand deposits	7,783	9,383	10,832
Time deposits	31,556	46,967	62,255
Securities sold under repurchase agreements	42,263	44,216	44,723
Other borrowings	1,623	1,269	9,451
Junior subordinated deferrable interest debentures	11,073	12,201	12,535
Other interest expense	0
Total interest expense	94,298	114,036	139,796
Net interest income	323,826	344,733	387,581
Provision for probable loan losses	17,318	22,812	58,833
Net interest income after provision for probable loan losses	306,508	321,921	328,748
Non-interest income:
Service charges on deposit accounts	97,968	99,644	99,642
Other service charges, commissions and fees
Banking	50,686	47,930	42,861
Non-banking	7,304	8,439	12,697
Investment securities transactions, net	17,285	33,209	11,956
Other investments, net	16,041	17,696	19,773
Other income	12,209	11,866	14,084
Total non-interest income	201,493	218,784	201,013
Non-interest expense:
Employee compensation and benefits	126,004	127,469	130,849
Occupancy	38,722	36,631	35,374
Depreciation of bank premises and equipment	34,935	35,395	35,879
Professional fees	12,998	15,625	12,640
Deposit insurance assessments	9,047	10,253	10,249
Net expense, other real estate owned	14,817	6,055	2,557
Amortization of identified intangible assets	5,293	5,284	5,286
Advertising	5,807	7,716	9,149
Litigation expense		21,837
Impairment charges (Total other-than-temporary impairment charges, $(1,003) less loss of $26 for 2011, and $(19,070) less loss of $10,654 for 2010, included in other comprehensive income)	977	8,416
Other	68,174	65,044	67,048
Total non-interest expense	316,774	339,725	309,031
Income before income taxes	191,227	200,980	220,730
Provision for income taxes	64,078	70,957	77,988
Net income	127,149	130,023	142,742
Preferred stock dividends and discount accretion	13,280	13,126	12,984
Net income available to common shareholders	$ 113,869	$ 116,897	$ 129,758
Basic earnings per common share:
Weighted average number of shares outstanding (in shares)	67,506,554	67,921,353	68,373,732
Net income (in dollars per share)	$ 1.69	$ 1.72	$ 1.90
Fully diluted earnings per common share:
Weighted average number of shares outstanding (in shares)	67,569,468	68,004,441	68,394,624
Net income (in dollars per share)	$ 1.69	$ 1.72	$ 1.90